                        SCHRODER CAPITAL FUNDS (DELAWARE)

                  SCHRODER INTERNATIONAL SMALLER COMPANIES FUND

                                 INVESTOR SHARES

                      Supplement Dated January 16, 1997 to
                       Prospectus Dated November 1, 1996

PORTFOLIO MANAGEMENT

The fourth paragraph in the section "Management of the Fund -- Investment Adviser and Portfolio Manager", on Page 13 of the Prospectus, is replaced in its entirety by the following paragraph:

Richard R. Foulkes, a Vice President of the Trust and Deputy Chairman of SCMI, with the assistance of an SCMI investment committee, is primarily responsible for the day-to-day management of the Portfolio's investments. Mr. Foulkes has managed the Portfolio's investment portfolio since January 1997. Mr. Foulkes has been a Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989 and a Deputy Chairman/Executive Vice President of Schroder Capital Management Inc. since October 1995.

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                  SCHRODER INTERNATIONAL SMALLER COMPANIES FUND

                                 ADVISOR SHARES

                      Supplement Dated January 16, 1997 to
                       Prospectus Dated November 1, 1996

                              PORTFOLIO MANAGEMENT

The fourth paragraph in the section "Management of the Fund -- Investment Adviser and Portfolio Manager", on Page 13 of the Prospectus, is replaced in its entirety by the following paragraph:

Richard R. Foulkes, a Vice President of the Trust and Deputy Chairman of SCMI, with the assistance of an SCMI investment committee, is primarily responsible for the day-to-day management of the Portfolio's investments. Mr. Foulkes has managed the Portfolio's investment portfolio since January 1997. Mr. Foulkes has been a Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989 and a Deputy Chairman/Executive Vice President of Schroder Capital Management Inc. since October 1995.